UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: December 31, 2008

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total:$251,318,589

                     31-Dec-08 TITLE                    VALUE      SHARES/  INVSTMTVOTING
Name of Issuer                OF CLAS    CUSIP        (x$1000)     PRN AMT  DSCRETN AUTH
American Express                COM     25816109         700        37750    SOLE   SOLE
Amgen Inc                       COM     31162100        7176        124267   SOLE   SOLE
Analog Devices Inc.             COM     32654105        8656        455113   SOLE   SOLE
AT &T Inc                       COM    00206R102         507        17804    SOLE   SOLE
BankAmerica Pfd                 COM     60505104        1010         1550    SOLE   SOLE
Bank of New York                COM     64057102        1110        39176    SOLE   SOLE
Beckman Coulter Inc.            COM     75811109        10710       243735   SOLE   SOLE
Berkshire Hathaway Inc CL A     COM     84670108         580          6      SOLE   SOLE
Berkshire Hathaway Inc CL B     COM     84670207         704         219     SOLE   SOLE
Biogen Idec                     COM    09062X103        12406       260469   SOLE   SOLE
B P Amoco PLC                   COM     55622104         838        17932    SOLE   SOLE
Bristol Myers                   COM    110122108         384        16500    SOLE   SOLE
Brown Forman CL B               COM    115637209        7258        140969   SOLE   SOLE
Caterpillar                     COM    149123101         983        22000    SOLE   SOLE
Charles River Labs              COM    159864107        1863        71100    SOLE   SOLE
Chevron Texaco Corp             COM    166764100         467         6307    SOLE   SOLE
Chubb Corp                      COM    171232101        14652       287292   SOLE   SOLE
Citigroup                       COM    172967101         259        38650    SOLE   SOLE
Citigroup PFD                   COM    172967598         285        10200    SOLE   SOLE
Coca Cola Co.                   COM    191216100         890        19650    SOLE   SOLE
Coca Cola FEMSA S A DE C        COM    191241108        6045        138944   SOLE   SOLE
Colgate Palmolive               COM    194162103        1559        22750    SOLE   SOLE
Dionex Corp.                    COM    254546104        7202        160577   SOLE   SOLE
Disney Walt Co Del              COM    254687106         570        25139    SOLE   SOLE
Dow Chemical                    COM    260543103         707        46860    SOLE   SOLE
Exxon Mobil Corp                COM    30231G102        2811        35212    SOLE   SOLE
General Electric                COM    369604103        5723        353289   SOLE   SOLE
General Mills Inc.              COM    370334104         446         7345    SOLE   SOLE
Grainger WW Inc.                COM    384802104        9207        116781   SOLE   SOLE
Grupo Televiso                  COM    40049J206        5246        351114   SOLE   SOLE
Harley Davidson                 COM    412822108        3015        177650   SOLE   SOLE
Henry Schein Inc                COM    806407102        1393        37975    SOLE   SOLE
Hershey Foods Corp              COM    427866108        7778        223880   SOLE   SOLE
Hewlett Packard                 COM    428236103        4178        115115   SOLE   SOLE
Home Depot                      COM    437076102         868        37692    SOLE   SOLE
Honeywell Intl Inc              COM    438516106        3876        118050   SOLE   SOLE
IBM                             COM    459200101         934        11092    SOLE   SOLE
Illinois Tool Wks               COM    452308109        2166        61800    SOLE   SOLE
Johnson & Johnson               COM    478160104        18506       309305   SOLE   SOLE
Kellogg Co                      COM    487836108         243         5550    SOLE   SOLE
McAfee                          COM    579064106        4917        142232   SOLE   SOLE
McDonalds Corp                  COM    580135101         305         4903    SOLE   SOLE
Merck & Co.                     COM    589331107        1220        40140    SOLE   SOLE
Merrill Lynch & Co.             COM    590188108         559        48000    SOLE   SOLE
Minn Mng & Mfg Co               COM    604059105        5637        97975    SOLE   SOLE
Monsanto                        COM    61166W101         711        10100    SOLE   SOLE
Morgan J. P.                    COM    616880100        10793       342312   SOLE   SOLE
Morgan Stanley                  COM    617446448         317        19784    SOLE   SOLE
Nabors Industries               COM    G6359F103        1615        134950   SOLE   SOLE
Pepsico                         COM    713448108        1587        28977    SOLE   SOLE
Pfizer Inc                      COM    717081103         438        24708    SOLE   SOLE
Power Share Energy              COM    73936T615         920        72750    SOLE   SOLE
Proctor & Gamble                COM    742718109        1256        20321    SOLE   SOLE
Raytheon Company New            COM    755111507        8754        171515   SOLE   SOLE
Rockwell Automation Inc.        COM    774347108        1565        48537    SOLE   SOLE
Rockwell Collins                COM    774341101        4193        107271   SOLE   SOLE
Ross Stores Inc                 COM    778296103        2673        89900    SOLE   SOLE
Sara Lee Corp.                  COM    803111103         164        16732    SOLE   SOLE
Schering Plough Corp            COM    806605101        1245        73118    SOLE   SOLE
Schlumberger Limited            COM    806857108        6866        162207   SOLE   SOLE
Southern Co                     COM    842587107         245         6609    SOLE   SOLE
State Street Corp               COM    857477103        3202        81407    SOLE   SOLE
Steinway Musical Instr          COM    858495104         769        43900    SOLE   SOLE
Stratasys Inc                   COM    862685104        3478        323500   SOLE   SOLE
Syngenta                        COM    87160A100        4265        108975   SOLE   SOLE
Teradyne Inc                    COM    880770102         563        133470   SOLE   SOLE
Teva Pharmaceutical             COM    881624209        10002       234948   SOLE   SOLE
Tiffany & Co.                   COM    886547108        11122       470661   SOLE   SOLE
United Technologies             COM    913017109         238         4445    SOLE   SOLE
US Bancorp                      COM    902973106         212         8490    SOLE   SOLE
VCA Antech Inc                  COM    918194101        6110        307325   SOLE   SOLE
Williams Sonoma                 COM    969904101         835        106250   SOLE   SOLE
WPP Group PLC                   COM    929309300         336        13436    SOLE   SOLE
Wyeth Labs                      COM    983024100         235         6260    SOLE   SOLE